Rule 497(e)
                                                       Registration No. 33-8982


Dear Shareholder:

The Victory Funds Prospectuses are being revised. Effective October 1, 1997, Key Asset Management Inc. will assume the duties of sub-administrator to the Funds. Shareholders will not pay additional fees because of this change. Effective September 1, 1997, the sales charge for the funds indicated has been changed. This Supplement also provides additional information related to securities lending. This information is important and should be kept with a copy of your Prospectus.
--------------------------------------------------------------------------------
                               The Victory Funds
                                 Balanced Fund
                             Diversified Stock Fund
                                   Value Fund
                                Stock Index Fund
                            Ohio Regional Stock Fund
                                  Growth Fund
                               Special Value Fund
                              Special Growth Fund
                           International Growth Fund

                       Supplement Dated September 1, 1997
                      to the Prospectus Dated March 1, 1997

The Prospectus of the above named funds is supplemented as follows:

1. The paragraph under "Fees and Expenses" on page 2 is revised as follows:

The Value Fund,  Stock Index Fund,  Growth Fund,  and Special  Growth Fund offer only Class A Shares, while the Balanced Fund, Diversified Stock Fund, Ohio Regional Stock Fund, Special Value Fund, and International Growth Fund offer both Class A and Class B Shares. If you purchase Class A shares of a Fund, you may pay a sales charge of up to 5.75% of the offering price, depending on the Fund in which you invest and the amount you invest. If you purchase Class B shares of a Fund, you will not pay an initial sales charge; however, you may pay a deferred sales charge if you sell (redeem) your shares within six years of purchase, and you will pay additional distribution expenses. In either case, you also will incur expenses for investment advisory, administrative, and shareholder services, all of which are included in a Fund's expense ratio. See "Choosing a Share Class."

2. The table on page 3 titled "General Information about each of the Funds" is replaced as follows:

-------------------------------------- ------------- ----------------------- -------------- -----------------------
                                                        Estimated Annual
                                        Inception           Expenses            Maximum           Newspaper
            Victory Fund                   Date          After Waivers       Sales Charge       Abbreviation*
                                                     (as a % of net assets)
-------------------------------------- ------------- ----------------------- -------------- -----------------------

Balanced Fund--Class A                   12/10/93            1.25%               5.75%         Victory BalncdA
Balanced Fund--Class B                    3/1/96             2.62%               5.00%         Victory BalncdB
-------------------------------------- ------------- ----------------------- -------------- -----------------------
Diversified Stock Fund--Class A          10/20/89            1.05%               5.75%         Victory DvsStkA
Diversified Stock Fund--Class B           3/1/96             2.02%               5.00%         Victory DvsStkB
-------------------------------------- ------------- ----------------------- -------------- -----------------------
Value Fund--Class A                      12/3/93             1.40%               5.75%          Victory Value
-------------------------------------- ------------- ----------------------- -------------- -----------------------
Stock Index Fund--Class A                12/3/93             0.56%               5.75%          Victory StkIdx
-------------------------------------- ------------- ----------------------- -------------- -----------------------
Ohio Regional Stock Fund--Class A        10/20/89            1.40%               5.75%         Victory OHRegA
Ohio Regional Stock Fund--Class B         3/1/96             2.77%               5.00%         Victory OHRegB
-------------------------------------- ------------- ----------------------- -------------- -----------------------
Growth Fund --Class A                    12/3/93             1.40%               5.75%          Victory Growth
-------------------------------------- ------------- ----------------------- -------------- -----------------------
Special Value Fund--Class A              12/3/93             1.40%               5.75%         Victory SplValA
Special Value Fund--Class B               3/1/96             2.79%               5.00%         Victory SplValB
-------------------------------------- ------------- ----------------------- -------------- -----------------------
Special Growth Fund--Class A             1/11/94             1.53%               5.75%         Victory SplGwth
-------------------------------------- ------------- ----------------------- -------------- -----------------------
International Growth Fund--Class A       5/18/90             1.75%               5.75%         Victory IntlGrA
International Growth Fund--Class B        3/1/96             3.10%               5.00%         Victory IntlGrB
-------------------------------------- ------------- ----------------------- -------------- -----------------------

*All newspapers do not use the same abbreviation.

3.   On page 4 for the BALANCED FUND,  page 6 for the  DIVERSIFIED  STOCK
FUND, page 12 for the OHIO REGIONAL STOCK FUND, page 16 for the SPECIAL VALUE FUND, and page 20 for the INTERNATIONAL GROWTH FUND, the first table under "Fund Expenses" is replaced as follows:

     ---------------------------------------------------- ---------------------- ----------------------
     Shareholder Transaction Expenses*                       Class A Shares         Class B Shares
     ---------------------------------------------------- ---------------------- ----------------------
     Maximum Sales Charge Imposed on Purchases                    5.75%                  NONE
     (as a percentage of offering price)
     ---------------------------------------------------- ---------------------- ----------------------
     Sales Charge Imposed on Reinvested Dividends                 NONE                   NONE
     ---------------------------------------------------- ---------------------- ----------------------
     Deferred Sales Charge                                        NONE                  5.00%**
     ---------------------------------------------------- ---------------------- ----------------------
     Redemption Fees                                              NONE                   NONE
     ---------------------------------------------------- ---------------------- ----------------------
     Exchange Fees                                                NONE                   NONE
     ---------------------------------------------------- ---------------------- ----------------------


         *You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
         **5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

4. On page 8 for the VALUE FUND, page 10 for the STOCK INDEX FUND, page 14 for the GROWTH FUND, page 18 for the SPECIAL GROWTH FUND, the first table under "Fund Expenses" is replaced as follows:

     ---------------------------------------------------- -----------------------------------------
     Shareholder Transaction Expenses*                                 Class A Shares
     ---------------------------------------------------- -----------------------------------------
     Maximum Sales Charge Imposed on Purchases                             5.75%
     (as a percentage of offering price)
     ---------------------------------------------------- -----------------------------------------
     Sales Charge Imposed on Reinvested Dividends                           NONE
     ---------------------------------------------------- -----------------------------------------
     Deferred Sales Charge                                                  NONE
     ---------------------------------------------------- -----------------------------------------
     Redemption Fees                                                        NONE
     ---------------------------------------------------- -----------------------------------------
     Exchange Fees                                                          NONE
     ---------------------------------------------------- -----------------------------------------


     *You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

5. The last paragraphs and tables on the pages indicated are replaced with the following:

     EXAMPLE: You would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

On page 4 for the BALANCED FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $70              $95                $122               $200
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class B Shares              $77              $111               $159               $262
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 6 for the DIVERSIFIED STOCK FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $68              $89                $112               $178
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class B Shares              $71              $93                $129               $210
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 8 for the VALUE FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $71              $99                $130               $216
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 10 for the STOCK INDEX FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $63              $74                $87                $124
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 12 for the OHIO REGIONAL STOCK FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $71              $99                $130               $216
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class B Shares              $78              $116               $166               $277
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 14 for the GROWTH FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $71              $99                $130               $216
           --------------------- ---------------- ----------------- ------------------- -----------------


On page 16 for the SPECIAL VALUE FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $71              $99                $130               $216
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class B Shares              $78              $117               $167               $278
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 18 for the SPECIAL GROWTH FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $72              $103               $136               $229
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 20 for the INTERNATIONAL GROWTH FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $74              $109               $147               $252
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class B Shares              $81              $126               $183               $310
           --------------------- ---------------- ----------------- ------------------- -----------------

6.   For  the  DIVERSIFIED   STOCK  FUND  on  page  7  under  "Financial
Highlights," the dates in the 7th and 8th columns should be changed from "Year Ended Dec. 31" to "Year Ended Oct. 31, 1991" and "Year Ended Oct. 31, 1990."

7. For the SPECIAL GROWTH FUND on page 18 under "Investment Policies and Strategy," the second bullet point should read:

"Under normal market conditions, the Special Growth Fund:
o      May invest up to 35% of its total assets in:
      / /     Equity securities of companies with market capitalization's of approximately $1 billion or more
      / /     Investment-grade debt securities

8. The table under "Calculation of Sales Charges -- Class A" on page 28 is revised as follows:


                                            Sales Charge            Sales Charge            Dealer Reallowance
Your investment                              as a % of               as a % of                 as a % of the
                                           Offering Price         Your Investment             Offering Price
-------------------------------------- ----------------------- ----------------------- ------------------------------
Up to $50,000                                  5.75%                   6.10%                       5.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$50,000 up to $100,000                         4.50%                   4.71%                       4.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$100,000 up to $250,000                        3.50%                   3.63%                       3.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$250,000 up to $500,000                        2.50%                   2.56%                       2.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$500,000 up to $1,000,000                      2.00%                   2.04%                       1.75%
-------------------------------------- ----------------------- ----------------------- ------------------------------
$1,000,000 and above*                          0.00%                   0.00%                         *
-------------------------------------- ----------------------- ----------------------- ------------------------------


*There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

9. Effective October 1, 1997, under "Organization and Management of the Funds," the first paragraph on page 35 in the subtopic "The Administrator, Distributor, and Fund Accountant" should be replaced with the following:

BISYS Fund Services is the Administrator and the Distributor. BISYS is paid a fee at the following annual rate based on the Fund's average daily net assets as the Administrator: .15% for portfolio assets of $300 million and less, .12% for the next $300 million through $600 million of portfolio assets; and .10% for portfolio assets greater than $600 million.

Under a Sub-Administration Agreement, BISYS pays Key Asset Management Inc. to perform some of the administrative duties for the Fund. BISYS pays Key Asset Management Inc. a sub-administration fee at an annual rate of up to .05% of the Fund's average daily net assets. BISYS does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Fund's Accountant.

10. On the bottom of pages 38 and 39 under the heading, "Other Securities and Investment Practices," the information in the table under "Securities Lending" should be revised by adding the following sentence at the end of the paragraph, and a new category, "Investment Company Securities," should also be added to the table:

------------------------------------- ---------- --------- --------- --------- ---------- --------- --------- ------------------
                                      Balanced   Diver-sifiValue      Stock    Ohio       Growth    Special   Special  International
List of Allowable Investments           Fund     Stock       Fund     Index    Regional     Fund    Value     Growth   Growth
and Investment Practices                           Fund                Fund    Stock                  Fund      Fund     Fund
                                                                               Fund
------------------------------------- ---------- --------- --------- --------- ---------- --------- --------- ------------------

SECURITIES LENDING.  In order to
generate additional income, a Fund
may lend its portfolios
securities.  A Fund will receive       33 1/3%   33 1/3%   33 1/3%   33 1/3%    33 1/3%   33 1/3%   33 1/3%   33 1/3%  33 1/3%
collateral for the value of the
security plus any interest due.  A
Fund only will enter into loan
arrangements with entities that the
Adviser has determined are
creditworthy.  Subject to the receipt
of exemptive relief from the SEC,
Key Trust Company of Ohio,  N.A.,
the lending  agent,  may earn a fee
based on the  amount  of income
earned on the investment of collateral.
------------------------------------- ---------- --------- --------- --------- ---------- --------- --------- ------------------
INVESTMENT COMPANY SECURITIES.
Shares of other mutual funds with
similar investment objectives.  The      5%         5%        5%        5%        5%         5%        5%        5%       5%
following limitations apply:  (1)        3%         3%        3%        3%        3%         3%        3%        3%       3%
No more than 5% of the Fund's total      10%       10%       10%       10%        10%       10%       10%       10%      10%
assets may be invested in one
mutual fund, (2) a Fund and its
affiliates may not own more than 3%
of the securities of any one mutual
fund, and (3) no more than 10% of
the Fund's total assets may be
invested in combined mutual fund
holdings.
------------------------------------- ---------- --------- --------- --------- ---------- --------- --------- ------------------

     Please insert this  Supplement in the front of your  Prospectus.  Investors
     wishing   to   obtain   more   information   should   call  the   Funds  at
     800-KEY-FUND(R).


                                  VF-EQTY-SUP1